DEBT - Equipment Financing Obligation (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 agreement	Dec. 31, 2018 agreement	Sep. 30, 2023 USD ($)
DEBT
Number of equipment financing arrangements | agreement			1	1
Balance of notes	$ 244,618	$ 299,950
Balance of interest expense	30,497	$ 36,167
Future principal maturities under the equipment financing obligation
2023 (remaining three months)					$ 13,363
2024	58,973				56,995
2025	56,995				63,698
2026	63,698				64,952
2027	64,952
Total principal maturities	244,618				199,008
Less current portion	(58,973)				(55,510)
Equipment financing obligation, net of current portion	$ 185,645				$ 143,498